Accounts Receivable, Unbilled Revenue (Contract Assets) and Unearned Revenue Or Payments On Account (Contract Liabilities) - Summary of Contract Assets and Liabilities (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 535,088	$ 423,680
Unbilled services (unbilled revenue)	422,769	362,926
Unbilled services (unbilled revenue)	957,857	786,606
Allowance for doubtful accounts (note 18)	(7,380)	(8,889)	$ (8,930)
Accounts receivable and unbilled revenue, net	950,477	777,717
Unearned revenue (payments on account)	(366,988)	(274,468)
Net balance	55,781	$ 88,458
Change in unbilled receivables	59,843
Change in unearned revenue (payments on account)	(92,520)
Change in advance payments netted against unbilled contracts receivable	$ (32,677)
Change in unbilled receivables, percent	16.50%
Change in unearned revenue (payments on account), percent	33.70%
Change in advance payments netted against unbilled contracts receivable, percent	36.90%